Cash Dividend	12 Months Ended
Dec. 31, 2024
Cash Dividend
Cash Dividend
(6)	Cash Dividend

No dividend on the shares of the Company’s common stock has been paid or declared during the years ended December 31, 2024 and 2023.

On December 20, 2024, the Board declared a cash dividend of 3% on the Series C Preferred Stock, aggregating approximately $1,275,000 or $31.86 per share. Accordingly, the cumulative liquidation value of the Series C Preferred Stock was approximately $42,483,000 ($1,062 per share) on December 31, 2024. The dividend was paid on January 9, 2025 to the holders of record of the Company’s Series C Preferred Stock as of January 2, 2025 (See Note 13 to the Consolidated Financial Statements).

On December 28, 2023, the Board declared a cash dividend of 3% on the Series C Preferred Stock, aggregating approximately $1,275,000 or $31.86 per share. Accordingly, the cumulative liquidation value of the Series C Preferred Stock was approximately $42,483,000 ($1,062 per share) on December 31, 2023. The dividend was paid on January 17, 2024 to the holders of record of the Company’s Series C Preferred Stock as of January 10, 2024 (See Note 13 to the Consolidated Financial Statements).